Note 11 - Related Party Transactions (Details Textual) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 01, 2019	Dec. 28, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Repurchase of Shares in Conjunction with License Agreement, Value				$ 144,639
Revenue Share, Percent			30.00%	30.00%
Due to Related Parties, Current, Total				$ 187,932	$ 100,115
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			67,188
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			67,188		28,125
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 9.60		$ 17.60
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			60,069	1,562
Games Revenue Share and Stock Repurchase Agreement [Member]
Revenue Share, Percent	40.00%
Software Development Expenses [Member]
Due from Related Parties, Total			$ 1,024
Due to Related Parties, Current, Total				$ 43,293	$ 100,115
TapGames [Member] | Games Revenue Share and Stock Repurchase Agreement [Member]
Repurchase of Shares in Conjunction with License Agreement, Shares		47,790
Repurchase of Shares in Conjunction with License Agreement, Price Per Share		$ 3.03
Repurchase of Shares in Conjunction with License Agreement, Value		$ 144,639
Revenue Share, Percent	60.00%
Due to Related Parties, Total			0	144,639
Certain Officers and Directors [Member] | RSU Exchange [Member]
Due to Related Parties, Total			$ 53,730
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			67,188
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 9.60
Certain Officers and Directors [Member] | RSU Exchange [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			67,188
Board of Directors [Member] | Quarterly Independent Director Fees [Member]
Due to Related Parties, Current, Total			$ 10,000	$ 15,000